UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 46.4%
Industrial - 40.6%
Basic - 3.2%
AK Steel Corp.
7.625%, 5/15/20 (a)	U.S.$	1,819	$1,796,262
Aleris International, Inc.
7.625%, 2/15/18		6,500	6,581,250
Appleton Papers, Inc.
10.50%, 6/15/15 (b)		2,150	2,171,500
Arch Coal, Inc.
7.00%, 6/15/19 (b)		1,500	1,503,750
7.25%, 6/15/21 (b)		2,502	2,514,510
8.75%, 8/01/16		1,675	1,825,750
Arch Western Finance LLC
6.75%, 7/01/13		304	306,280
Calcipar SA
6.875%, 5/01/18 (b)		1,301	1,261,970
Celanese US Holdings LLC
6.625%, 10/15/18		644	695,520
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,276,000
7.125%, 5/01/20		1,100	1,317,250
Commercial Metals Co.
6.50%, 7/15/17		3,844	3,757,510
7.35%, 8/15/18		2,644	2,637,390
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,160,000
8.25%, 4/01/20		3,000	3,251,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.957%, 11/15/14 (c)		1,390	1,271,850
Huntsman International LLC
8.625%, 3/15/21 (a)		3,900	4,280,250
Ineos Group Holdings Ltd.
8.50%, 2/15/16 (b)		9,341	8,406,900
James River Coal Co.
7.875%, 4/01/19		600	411,000
JMC Steel Group
8.25%, 3/15/18 (b)		1,620	1,660,500
Kinove German Bondco GmbH
9.625%, 6/15/18 (b)		2,426	2,413,870
Lyondell Chemical Co.
8.00%, 11/01/17		190	211,850
11.00%, 5/01/18		1,248	1,366,284
LyondellBasell Industries NV
6.00%, 11/15/21 (b)		570	619,875
MacDermid, Inc.
9.50%, 4/15/17 (b)		3,315	3,381,300
Momentive Performance Materials, Inc.
11.50%, 12/01/16		3,400	2,856,000
NewMarket Corp.
7.125%, 12/15/16		1,074	1,106,220
NewPage Corp.
10.00%, 5/01/12 (d)		1,120	84,000

Company	Principal Amount (000)		U.S. $ Value
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	1,720	$1,349,908
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	2,383	2,704,705
Omnova Solutions, Inc.
7.875%, 11/01/18		1,643	1,511,560
Peabody Energy Corp.
6.00%, 11/15/18 (b)		1,625	1,673,750
6.25%, 11/15/21 (b)		3,901	4,018,030
7.875%, 11/01/26		50	53,625
Polypore International, Inc.
7.50%, 11/15/17		1,635	1,716,750
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		2,500	2,631,250
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (b)	EUR	3,440	4,724,677
Solutia, Inc.
7.875%, 3/15/20	U.S.$	2,115	2,485,125
Steel Dynamics, Inc.
6.75%, 4/01/15		675	689,344
7.625%, 3/15/20		2,500	2,768,750
7.75%, 4/15/16		1,910	1,995,950
TPC Group LLC
8.25%, 10/01/17		5,374	5,683,005
Tube City IMS Corp.
9.75%, 2/01/15		2,000	2,040,000
United States Steel Corp.
6.65%, 6/01/37		4,037	3,269,970
Vedanta Resources PLC
9.50%, 7/18/18 (a)(b)		1,900	1,691,000
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (a)		1,726	957,930
Series B
11.375%, 8/01/16 (a)		2,215	897,075
Westvaco Corp.
8.20%, 1/15/30		2,940	3,326,536
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,606,451
8.50%, 1/15/25		1,000	1,156,617

			112,078,099

Capital Goods - 4.8%
Alion Science and Technology Corp.
12.00%, 11/01/14 (e)		1,083	942,057
Alliant Techsystems, Inc.
6.875%, 9/15/20		2,120	2,204,800
Ardagh Glass Finance PLC
8.75%, 2/01/20 (b)	EUR	2,144	2,601,136
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (b)	U.S.$	350	365,750
9.25%, 10/15/20 (b)	EUR	1,198	1,527,868
BE Aerospace, Inc.
6.875%, 10/01/20	U.S.$	2,480	2,721,800
Berry Plastics Corp.
9.75%, 1/15/21		5,000	5,225,000

Company	Principal Amount (000)		U.S. $ Value
10.25%, 3/01/16	U.S.$	302	$301,245
Bombardier, Inc.
7.75%, 3/15/20 (b)		2,558	2,903,330
Building Materials Corp. of America
6.875%, 8/15/18 (b)		1,540	1,626,625
7.00%, 2/15/20 (b)		985	1,063,800
7.50%, 3/15/20 (b)		1,898	2,056,957
Clondalkin Industries BV
8.00%, 3/15/14 (b)	EUR	3,449	3,473,828
CNH America LLC
7.25%, 1/15/16	U.S.$	997	1,086,730
CNH Capital LLC
6.25%, 11/01/16 (b)		1,425	1,524,750
Crown European Holdings SA
7.125%, 8/15/18 (b)	EUR	1,295	1,778,621
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	2,000	2,180,000
9.50%, 6/15/17		480	529,200
Griffon Corp.
7.125%, 4/01/18		1,604	1,628,060
Grohe Holding GmbH
8.625%, 10/01/14 (b)	EUR	3,505	4,366,941
HeidelbergCement Finance BV
8.50%, 10/31/19		2,420	3,418,719
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (b)	U.S.$	1,511	1,563,885
7.125%, 3/15/21 (b)		1,493	1,560,185
KUKA AG
8.75%, 11/15/17 (b)	EUR	2,358	3,254,093
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	2,476,529
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		5,474	5,966,660
9.50%, 2/15/18		216	239,220
Masco Corp.
6.125%, 10/03/16		2,315	2,450,527
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,652	2,247,335
Nortek, Inc.
8.50%, 4/15/21 (b)	U.S.$	7,538	7,161,100
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	2,550	3,368,883
OI European Group BV
6.75%, 9/15/20 (b)		1,500	2,016,032
6.875%, 3/31/17 (b)		1,000	1,342,321
Plastipak Holdings, Inc.
8.50%, 12/15/15 (b)	U.S.$	3,733	3,844,990
Ply Gem Industries, Inc.
8.25%, 2/15/18		3,350	3,249,500
Polymer Group, Inc.
7.75%, 2/01/19		7,300	7,719,750
Pregis Corp.
6.245%, 4/15/13 (c)	EUR	3,000	3,806,425
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18	U.S.$	3,000	3,187,500

Company	Principal Amount (000)		U.S. $ Value
11.75%, 8/01/16	U.S.$	1,324	$1,400,130
Rexam PLC
6.75%, 6/29/67	EUR	2,660	3,366,332
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (b)	U.S.$	712	747,600
7.875%, 8/15/19 (b)		4,653	5,013,607
9.00%, 4/15/19 (b)		2,638	2,624,810
9.25%, 5/15/18 (b)		4,050	4,039,875
9.875%, 8/15/19 (b)		4,304	4,379,320
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		4,500	4,646,250
10.25%, 11/15/19		2,000	2,200,000
Sealed Air Corp.
6.875%, 7/15/33 (b)		3,847	3,616,180
8.125%, 9/15/19 (b)		1,729	1,914,867
8.375%, 9/15/21 (b)		1,773	1,994,625
Sequa Corp.
11.75%, 12/01/15 (b)		5,545	5,849,975
Solo Cup Co.
8.50%, 2/15/14 (a)		5,378	5,001,540
Sterling Merger, Inc.
11.00%, 10/01/19 (b)		5,184	5,248,800
Summit Materials LLC / Summit Materials Finance Corp.
10.50%, 1/31/20 (b)		2,720	2,767,600
Textron Financial Corp.
6.00%, 2/15/67 (b)		125	93,750
TransDigm, Inc.
7.75%, 12/15/18		4,800	5,256,000
United Rentals North America, Inc.
8.375%, 9/15/20 (a)		5,710	5,809,925
10.875%, 6/15/16		1,000	1,145,000
USG Corp.
6.30%, 11/15/16		1,911	1,712,734
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	2,882,942

			170,694,014

Communications - Media - 4.4%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	5,115	5,281,237
Cablevision Systems Corp.
8.00%, 4/15/20		7,827	8,570,565
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16		1,146	1,320,937
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		2,000	2,125,000
7.25%, 10/30/17		2,250	2,424,375
7.375%, 6/01/20		3,780	4,082,400
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)(b)		3,885	2,826,337

Company	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (b)	U.S.$	4,615	$4,914,975
Clear Channel Communications, Inc.
5.75%, 1/15/13 (a)		2,388	2,340,240
9.00%, 3/01/21		2,916	2,536,920
10.75%, 8/01/16		3,104	2,312,480
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	71,338
Series B
9.25%, 12/15/17		4,258	4,694,445
Crown Media Holdings, Inc.
10.50%, 7/15/19		6,781	7,221,765
CSC Holdings LLC
7.875%, 2/15/18 (a)		2,212	2,471,910
Cumulus Media, Inc.
7.75%, 5/01/19 (a)(b)		3,988	3,738,750
Dex One Corp.
12.00%, 1/29/17 (e)		4,048	971,606
DISH DBS Corp.
6.75%, 6/01/21		1,500	1,635,000
7.125%, 2/01/16		1,250	1,371,875
EH Holding Corp.
7.625%, 6/15/21 (b)		5,725	6,039,875
Houghton Mifflin Harcourt Publishing Co.
10.50%, 6/01/19 (b)		2,400	1,320,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20		4,125	4,305,469
11.25%, 6/15/16		2,472	2,620,320
Intelsat Luxembourg SA
11.25%, 2/04/17		3,200	3,232,000
11.50%, 2/04/17 (b)(e)		1,500	1,507,500
11.50%, 2/04/17 (e)		1,750	1,758,750
Kabel BW GmbH
7.50%, 3/15/19 (b)		1,029	1,098,458
7.50%, 3/15/19 (b)	EUR	1,263	1,726,410
Lamar Media Corp.
6.625%, 8/15/15	U.S.$	3,941	4,041,988
7.875%, 4/15/18		1,000	1,092,500
Liberty Interactive LLC
5.70%, 5/15/13		1,145	1,177,919
LIN Television Corp.
8.375%, 4/15/18		2,750	2,791,250
Local TV Finance LLC
9.25%, 6/15/15 (b)(e)		3,360	3,326,400
McClatchy Co. (The)
11.50%, 2/15/17		3,600	3,672,000
Mediacom LLC / Mediacom Capital Corp.
7.25%, 2/15/22		798	798,000
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,227,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, 4/15/17		2,021	2,142,260
Quebecor Media, Inc.
7.75%, 3/15/16		5,952	6,130,560

Company	Principal Amount (000)		U.S. $ Value
RR Donnelley & Sons Co.
4.95%, 4/01/14	U.S.$	2,400	$2,328,000
7.25%, 5/15/18		3,401	3,111,915
Sinclair Television Group, Inc.
8.375%, 10/15/18 (a)		1,710	1,821,150
9.25%, 11/01/17 (b)		3,430	3,807,300
Sirius XM Radio, Inc.
8.75%, 4/01/15 (b)		3,500	3,911,250
Telesat Canada/Telesat LLC
11.00%, 11/01/15		1,600	1,712,000
Thomson Corp.
5.75%, 9/25/15 (d)(f)	EUR	925	5,324
Univision Communications, Inc.
6.875%, 5/15/19 (b)	U.S.$	7,395	7,431,975
8.50%, 5/15/21 (b)		3,600	3,492,000
UPC Holding BV
8.375%, 8/15/20 (b)	EUR	3,000	3,865,287
UPCB Finance III Ltd.
6.625%, 7/01/20 (b)	U.S.$	2,615	2,667,300
UPCB Finance Ltd.
7.625%, 1/15/20 (b)	EUR	1,600	2,166,131
Valassis Communications, Inc.
6.625%, 2/01/21	U.S.$	1,325	1,315,062
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,208,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (b)		1,345	1,445,875

			156,209,883

Communications - Telecommunications - 3.2%
Cincinnati Bell, Inc.
8.25%, 10/15/17		750	771,563
8.75%, 3/15/18		4,650	4,475,625
Cricket Communications, Inc.
7.75%, 10/15/20 (a)		3,770	3,590,925
Crown Castle International Corp.
7.125%, 11/01/19		2,500	2,718,750
Data & Audio Visual Enterprise
9.50%, 4/29/18	CAD	2,500	2,311,573
Digicel Group Ltd.
10.50%, 4/15/18 (b)	U.S.$	4,241	4,463,652
Digicel Ltd.
12.00%, 4/01/14 (b)		660	744,150
eAccess Ltd.
8.25%, 4/01/18 (b)		3,648	3,465,600
ERC Ireland Finance Ltd.
6.462%, 8/15/16 (b)(c)	EUR	1,000	26,161
Fairpoint Communications Inc/Old Series 1
13.125%, 4/02/18 (d)	U.S.$	1,048	9,434
Frontier Communications Corp.
6.25%, 1/15/13		1,222	1,252,550
8.125%, 10/01/18		1,600	1,596,000
9.00%, 8/15/31		1,600	1,424,000

Company	Principal Amount (000)		U.S. $ Value
Level 3 Communications, Inc.
11.875%, 2/01/19	U.S.$	1,500	$1,635,000
Level 3 Financing, Inc.
8.625%, 7/15/20 (b)		2,465	2,526,625
8.75%, 2/15/17		3,220	3,348,800
9.25%, 11/01/14		567	581,175
9.375%, 4/01/19		2,200	2,321,000
10.00%, 2/01/18		2,200	2,348,500
MetroPCS Wireless, Inc.
6.625%, 11/15/20		2,650	2,630,125
7.875%, 9/01/18		3,000	3,165,000
MTS International Funding Ltd.
8.625%, 6/22/20 (b)		4,400	4,972,000
Nextel Communications, Inc.
Series C
5.95%, 3/15/14		3,500	3,465,000
NII Capital Corp.
7.625%, 4/01/21		2,861	2,932,525
PAETEC Holding Corp.
9.50%, 7/15/15		625	656,250
9.875%, 12/01/18		2,675	2,989,312
Phones4u Finance PLC
9.50%, 4/01/18 (b)	GBP	4,000	5,452,268
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	4,250	3,150,312
Sunrise Communications Holdings SA
8.50%, 12/31/18 (b)	EUR	2,500	3,368,229
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (b)		5,000	6,409,445
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (b)		2,500	3,196,547
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	4,824	5,221,980
UPC Financing Partnership
6.875%, 1/15/22 (b)		1,700	1,700,000
VimpelCom Holdings BV
7.504%, 3/01/22 (a)(b)		3,300	3,102,000
Wind Acquisition Finance SA
7.25%, 2/15/18 (b)		2,325	2,261,063
11.75%, 7/15/17 (b)		4,400	4,356,000
Windstream Corp.
7.50%, 6/01/22 (b)		1,500	1,575,000
7.50%, 4/01/23		1,750	1,811,250
7.75%, 10/15/20-10/01/21		4,580	4,946,400
8.125%, 8/01/13-9/01/18		3,652	3,944,140

			110,915,929

Consumer Cyclical - Automotive - 1.9%
Affinia Group, Inc.
9.00%, 11/30/14		4,100	4,120,500
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		5,699	5,734,619
11.00%, 11/01/15 (b)		3,277	3,461,331

Company	Principal Amount (000)		U.S. $ Value
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (b)	U.S.$	2,876	$3,170,790
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		2,500	2,500,000
Cooper Tire & Rubber Co.
8.00%, 12/15/19		3,000	3,120,000
Dana Holding Corp.
6.50%, 2/15/19		675	718,031
6.75%, 2/15/21		638	671,495
Delphi Corp.
5.875%, 5/15/19 (b)		1,278	1,329,120
6.125%, 5/15/21 (b)		957	1,004,850
Exide Technologies
8.625%, 2/01/18		3,497	2,885,025
Ford Motor Co.
7.45%, 7/16/31 (a)		5,000	6,162,500
Ford Motor Credit Co. LLC
7.00%, 10/01/13		974	1,042,114
8.00%, 12/15/16		2,650	3,136,723
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)	EUR	2,100	2,637,029
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	672,000
8.25%, 8/15/20 (a)		1,619	1,760,662
8.75%, 8/15/20		2,679	2,940,202
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		4,556	4,926,175
Lear Corp.
7.875%, 3/15/18		1,500	1,635,000
8.125%, 3/15/20		2,000	2,232,500
Navistar International Corp.
8.25%, 11/01/21		4,386	4,736,880
Tenneco, Inc.
6.875%, 12/15/20		3,700	3,931,250
7.75%, 8/15/18		1,143	1,231,583
UCI International, Inc.
8.625%, 2/15/19		2,685	2,715,206

			68,475,585

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
8.00%, 3/01/14		1,000	997,500
9.75%, 12/01/20		3,040	3,002,000
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		3,500	3,491,250
Greektown Holdings LLC
10.75%, 12/01/13 (d)(f)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,272,780
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (b)		4,639	5,068,107
Pinnacle Entertainment, Inc.
7.50%, 6/15/15		4,050	4,131,000
8.625%, 8/01/17		260	279,500

Company	Principal Amount (000)		U.S. $ Value
8.75%, 5/15/20 (a)	U.S.$	271	$275,743
Regal Entertainment Group
9.125%, 8/15/18 (a)		5,805	6,356,475

			24,874,355

Consumer Cyclical - Other - 3.9%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,000	870,000
12.00%, 10/15/17		1,860	2,018,100
Boyd Gaming Corp.
6.75%, 4/15/14 (a)		925	908,813
9.125%, 12/01/18		2,700	2,706,750
Broder Brothers Co.
12.00%, 10/15/13 (b)(e)		331	329,068
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	1,494,788
11.25%, 6/01/17		1,350	1,463,063
Chester Downs & Marina LLC
9.25%, 2/01/20 (b)		1,752	1,791,420
Chukchansi Economic Development Authority
8.00%, 11/15/13 (b)		7,377	4,868,820
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625%, 1/15/16		5,907	6,202,350
DR Horton, Inc.
6.50%, 4/15/16		1,000	1,067,500
GWR Operating Partnership LLP
10.875%, 4/01/17		3,500	3,841,250
Host Hotels & Resorts LP
6.875%, 11/01/14		481	490,019
9.00%, 5/15/17 (a)		1,000	1,110,000
Series Q
6.75%, 6/01/16		2,558	2,644,332
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (a)		3,570	3,516,450
7.75%, 3/15/19		2,950	2,817,250
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16 (a)		5,380	4,694,050
KB Home
5.875%, 1/15/15		1,995	1,965,075
7.25%, 6/15/18		1,000	952,500
9.10%, 9/15/17		2,300	2,357,500
Lennar Corp.
6.95%, 6/01/18		2,780	2,891,200
Series B
6.50%, 4/15/16		3,200	3,336,000
Levi Strauss & Co.
7.625%, 5/15/20 (a)		1,000	1,045,000
8.875%, 4/01/16		3,000	3,116,250
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,005,500
Marina District Finance Co., Inc.
9.50%, 10/15/15 (a)		1,200	1,143,000
9.875%, 8/15/18 (a)		5,220	4,880,700

Company	Principal Amount (000)		U.S. $ Value
Meritage Homes Corp.
6.25%, 3/15/15	U.S.$	1,350	$1,350,000
7.15%, 4/15/20		2,500	2,531,250
MGM Resorts International
6.625%, 7/15/15 (a)		2,000	2,000,000
7.625%, 1/15/17		4,965	4,940,175
NCL Corp. Ltd.
9.50%, 11/15/18		3,500	3,788,750
11.75%, 11/15/16		2,000	2,330,000
Penn National Gaming, Inc.
8.75%, 8/15/19		2,775	3,076,781
Pulte Group, Inc.
7.875%, 6/15/32		2,600	2,288,000
PVH Corp.
7.375%, 5/15/20		2,340	2,585,700
Quiksilver, Inc.
6.875%, 4/15/15		5,000	4,812,500
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16-3/15/18		3,850	4,165,125
7.50%, 10/15/27		1,000	995,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	4,477,500
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (b)		3,990	3,909,442
7.75%, 10/01/17 (b)		2,835	2,976,750
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (b)		3,886	3,847,140
Sheraton Holding Corp.
7.375%, 11/15/15		2,035	2,319,900
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,298,750
10.75%, 9/15/16		1,667	1,854,537
Station Casinos, Inc.
6.625%, 3/15/18 (d)(f)		1,755	0
6.875%, 3/01/16 (d)(f)		1,500	0
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (b)		2,016	2,071,440
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	2,010,377
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d)(f)		750	0
WCI Communities, Inc.
Zero Coupon, 3/15/15 (d)(f)(g)		750	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		5,400	6,102,000

			137,257,865

Consumer Cyclical - Restaurants - 0.5%
Burger King Corp.
9.875%, 10/15/18 (a)		4,666	5,132,600

Company	Principal Amount (000)		U.S. $ Value
CKE Restaurants, Inc.
11.375%, 7/15/18 (a)	U.S.$	6,981	$7,923,435
Landry’s Restaurants, Inc.
11.625%, 12/01/15		4,405	4,724,362

			17,780,397

Consumer Cyclical - Retailers - 1.2%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		1,555	1,654,131
AutoNation, Inc.
6.75%, 4/15/18		349	373,430
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14		4,012	2,537,590
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		601	570,950
Gymboree Corp.
9.125%, 12/01/18 (a)		4,800	4,272,000
Hines Nurseries, Inc.
Zero Coupon, 12/31/99 (d)(f)(g)		1,000	0
J Crew Group, Inc.
8.125%, 3/01/19		1,994	1,934,180
JC Penney Corp., Inc.
6.375%, 10/15/36		1,750	1,505,000
7.40%, 4/01/37		2,350	2,279,500
Limited Brands, Inc.
5.25%, 11/01/14		3,194	3,369,670
6.625%, 4/01/21		1,000	1,100,000
6.90%, 7/15/17		3,710	4,043,900
Michaels Stores, Inc.
7.75%, 11/01/18		3,100	3,235,625
11.375%, 11/01/16		1,000	1,059,900
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15		500	519,380
Penske Automotive Group, Inc.
7.75%, 12/15/16		1,250	1,293,750
Rite Aid Corp.
6.875%, 8/15/13		470	470,000
8.00%, 8/15/20 (a)		2,300	2,553,000
9.50%, 6/15/17		1,500	1,488,750
10.25%, 10/15/19 (a)		2,000	2,252,500
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (b)		128	130,560
Toys R US, Inc.
7.375%, 10/15/18		4,900	4,385,500
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (e)		625	595,313

			41,624,629

Consumer Non-Cyclical - 6.3%
ACCO Brands Corp.
7.625%, 8/15/15		3,550	3,639,105
10.625%, 3/15/15		1,587	1,761,729
Alere, Inc.
8.625%, 10/01/18		6,195	6,458,287
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (b)		4,365	4,605,075

Company	Principal Amount (000)		U.S. $ Value
ARAMARK Corp.
8.50%, 2/01/15	U.S.$	5,942	$6,090,550
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		3,750	3,698,437
Bausch & Lomb, Inc.
9.875%, 11/01/15		4,855	5,085,612
Biomet, Inc.
11.625%, 10/15/17		5,550	6,035,625
BioScrip, Inc.
10.25%, 10/01/15		4,005	4,125,150
Boparan Holdings Ltd.
9.875%, 4/30/18 (b)	GBP	3,500	5,074,076
Capsugel FinanceCo SCA
9.875%, 8/01/19 (b)	EUR	4,550	6,338,483
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	2,900	4,455,574
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (e)	U.S.$	4,534	4,681,045
CHS/Community Health Systems, Inc.
8.875%, 7/15/15 (a)		3,309	3,441,360
ConvaTec Healthcare E SA
10.50%, 12/15/18 (b)		7,488	7,310,160
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,518,575
8.375%, 11/15/17		1,400	1,526,000
Del Monte Corp.
7.625%, 2/15/19		1,300	1,278,875
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18		720	535,500
10.875%, 11/15/14		4,530	4,246,875
Dole Food Co., Inc.
8.00%, 10/01/16 (b)		4,350	4,632,750
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		5,300	5,796,875
Elizabeth Arden, Inc.
7.375%, 3/15/21		4,400	4,642,000
Emergency Medical Services Corp.
8.125%, 6/01/19		6,342	6,468,840
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19		1,160	1,258,600
7.25%, 1/15/22		1,555	1,712,444
Grifols, Inc.
8.25%, 2/01/18		3,575	3,923,562
HCA Holdings, Inc.
7.75%, 5/15/21		4,500	4,713,750
HCA, Inc.
6.375%, 1/15/15		3,017	3,167,850
6.50%, 2/15/16-2/15/20		3,482	3,679,190
Health Management Associates, Inc.
7.375%, 1/15/20 (b)		1,950	2,008,500
Healthsouth Corp.
7.75%, 9/15/22		435	453,488
8.125%, 2/15/20		1,455	1,542,300
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		5,800	5,582,500

Company	Principal Amount (000)		U.S. $ Value
Jarden Corp.
7.50%, 1/15/20	U.S.$	3,750	$4,012,500
JBS Finance II Ltd.
8.25%, 1/29/18 (b)		4,750	4,631,250
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (b)		1,700	1,610,750
8.25%, 2/01/20 (b)		3,048	3,070,860
Kindred Healthcare, Inc.
8.25%, 6/01/19		2,980	2,734,150
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (b)		3,500	3,570,000
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,252,125
Mylan Inc./PA
7.625%, 7/15/17 (b)		330	363,000
7.875%, 7/15/20 (b)		335	372,688
New Albertsons, Inc.
7.45%, 8/01/29		4,110	3,257,175
8.00%, 5/01/31		2,600	2,086,500
Picard Bondco SA
9.00%, 10/01/18 (b)	EUR	2,300	3,173,983
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	4,054	3,861,435
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		2,500	2,675,000
10.625%, 4/01/17 (a)		3,000	3,172,500
Post Holdings, Inc.
7.375%, 2/15/22 (b)		2,598	2,688,930
R&R Ice Cream PLC
8.375%, 11/15/17 (b)	EUR	3,450	4,309,698
Select Medical Corp.
7.625%, 2/01/15	U.S.$	2,554	2,528,460
Select Medical Holdings Corp.
6.267%, 9/15/15 (c)		2,900	2,591,875
Smithfield Foods, Inc.
7.75%, 7/01/17		5,250	5,939,062
Stater Bros Holdings, Inc.
7.375%, 11/15/18		2,275	2,439,938
STHI Holding Corp.
8.00%, 3/15/18 (b)		930	986,963
SUPERVALU, Inc.
8.00%, 5/01/16 (a)		1,260	1,310,400
Tenet Healthcare Corp.
6.25%, 11/01/18 (b)		2,291	2,399,823
6.875%, 11/15/31		4,000	3,350,000
9.25%, 2/01/15		1,625	1,767,188
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		2,555	2,746,625
Universal Hospital Services, Inc.
4.121%, 6/01/15 (c)		500	468,750
Valeant Pharmaceuticals International
7.00%, 10/01/20 (b)		5,724	5,817,015

Company	Principal Amount (000)		U.S. $ Value
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18	U.S.$	4,060	$4,252,850
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		26	16,965
Visant Corp.
10.00%, 10/01/17		2,798	2,539,185
Voyager Learning Exchange
8.375%, 12/01/14 (d)(f)(g)		1,283	0
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		3,500	3,701,250

			222,187,635

Energy - 4.2%
Antero Resources Finance Corp.
7.25%, 8/01/19 (b)		1,680	1,747,200
9.375%, 12/01/17		4,838	5,309,705
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		2,700	1,755,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,469,700
Basic Energy Services, Inc.
7.75%, 2/15/19		2,960	3,011,800
Bill Barrett Corp.
7.625%, 10/01/19		2,500	2,543,750
Bluewater Holding BV
3.572%, 7/17/14 (b)(c)		4,400	3,564,000
Chaparral Energy, Inc.
8.875%, 2/01/17		5,505	5,738,962
Chesapeake Energy Corp.
6.125%, 2/15/21		1,602	1,577,970
6.625%, 8/15/20		1,746	1,754,730
6.875%, 11/15/20		1,910	1,957,750
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,600	1,592,000
9.50%, 5/15/16		2,307	2,508,863
Citgo Petroleum Corp.
11.50%, 7/01/17 (b)		4,527	5,081,557
Complete Production Services, Inc.
8.00%, 12/15/16		2,360	2,463,250
Continental Resources, Inc./OK
7.125%, 4/01/21		1,567	1,731,535
Denbury Resources, Inc.
6.375%, 8/15/21		3,001	3,248,582
8.25%, 2/15/20		1,536	1,747,200
Edgen Murray Corp.
12.25%, 1/15/15 (a)		4,234	3,937,620
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,613,750
9.25%, 12/15/17		3,600	3,933,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (b)		2,547	2,311,403
Forest Oil Corp.
7.25%, 6/15/19		5,240	5,240,000

Company	Principal Amount (000)		U.S. $ Value
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (b)	U.S.$	2,900	$3,045,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)(b)		1,379	1,379,000
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (b)		1,000	1,092,500
Key Energy Services, Inc.
6.75%, 3/01/21		2,666	2,732,650
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		4,190	4,650,900
McJunkin Red Man Corp.
9.50%, 12/15/16		6,250	6,617,187
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16		1,475	1,508,438
7.125%, 5/15/18		1,989	2,098,395
Offshore Group Investments Ltd.
11.50%, 8/01/15		5,125	5,675,937
Oil States International, Inc.
6.50%, 6/01/19		3,394	3,606,125
Parker Drilling Co.
9.125%, 4/01/18		1,389	1,472,340
Perpetual Energy, Inc.
8.75%, 3/15/18 (b)	CAD	4,250	3,924,606
Petroleum Geo-Services ASA
7.375%, 12/15/18 (b)	U.S.$	2,880	2,995,200
PHI, Inc.
8.625%, 10/15/18		2,910	2,939,100
Pioneer Drilling Co.
9.875%, 3/15/18		2,000	2,130,000
9.875%, 3/15/18 (b)		1,275	1,357,875
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	548,294
Plains Exploration & Production Co.
6.625%, 5/01/21		1,000	1,072,500
6.75%, 2/01/22		2,412	2,623,050
7.625%, 4/01/20		1,000	1,100,000
8.625%, 10/15/19		2,300	2,587,500
Precision Drilling Corp.
6.50%, 12/15/21 (b)		1,870	1,921,425
QEP Resources, Inc.
6.875%, 3/01/21		1,453	1,572,873
Quicksilver Resources, Inc.
7.125%, 4/01/16 (a)		3,000	2,865,000
SandRidge Energy, Inc.
7.50%, 3/15/21		933	946,995
8.75%, 1/15/20		3,673	3,893,380
SESI LLC
6.375%, 5/01/19		771	799,913
7.125%, 12/15/21 (b)		3,333	3,616,305
Tesoro Corp.
6.25%, 11/01/12		2,070	2,121,750
9.75%, 6/01/19		3,518	3,984,135
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,723,125

			148,440,825

Company	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.0%
A123 Systems, Inc.
3.75%, 4/15/16	U.S.$	5,100	$2,645,625
Briggs & Stratton Corp.
6.875%, 12/15/20		737	759,110
Brightstar Corp.
9.50%, 12/01/16 (b)		4,301	4,430,030
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		1,025	1,033,969
Exova Ltd.
10.50%, 10/15/18 (b)	GBP	2,000	2,521,249
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	4,065	4,268,250
Lecta SA
5.462%, 2/15/14 (b)(c)	EUR	1,903	2,377,204
Liberty Tire Recycling
11.00%, 10/01/16 (b)	U.S.$	4,400	4,114,000
Mueller Water Products, Inc.
7.375%, 6/01/17		1,700	1,623,500
8.75%, 9/01/20		900	983,250
Neenah Foundry Co.
15.00%, 7/29/15 (e)(f)		296	307,668
New Enterprise Stone & Lime Co.
11.00%, 9/01/18		5,850	5,001,750
Pipe Holdings PLC
9.50%, 11/01/15 (b)	GBP	2,745	4,044,409
Wendel SA
4.375%, 8/09/17	EUR	1,750	2,077,347

			36,187,361

Services - 1.3%
Ceridian Corp.
11.25%, 11/15/15	U.S.$	8,250	7,404,375
Goodman Networks, Inc.
12.125%, 7/01/18 (b)		3,000	2,940,000
ISS A/S
8.875%, 5/15/16 (b)	EUR	2,000	2,629,180
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (b)	U.S.$	2,370	2,452,950
Lottomatica SpA
8.25%, 3/31/66 (b)	EUR	3,585	4,056,296
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,392,500
Realogy Corp.
9.00%, 1/15/20 (b)		3,500	3,412,500
Series A
11.00%, 4/15/18 (b)		2,474	1,484,400
Series C
11.00%, 4/15/18 (a)(b)		1,450	841,000
Service Corp. International/US
6.75%, 4/01/15-4/01/16		4,400	4,821,375
7.50%, 4/01/27		1,575	1,545,469

Company	Principal Amount (000)		U.S. $ Value
ServiceMaster Co./TN
10.75%, 7/15/15 (b)	U.S.$	4,325	$4,519,516
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		2,110	2,265,613
West Corp.
7.875%, 1/15/19		1,250	1,309,375
8.625%, 10/01/18		1,535	1,611,750
11.00%, 10/15/16		2,100	2,228,625

			45,914,924

Technology - 2.8%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		973	1,050,840
8.125%, 12/15/17		2,180	2,354,400
Amkor Technology, Inc.
6.625%, 6/01/21		3,000	3,045,000
Aspect Software, Inc.
10.625%, 5/15/17		4,211	4,442,605
Avaya, Inc.
7.00%, 4/01/19 (b)		793	773,175
9.75%, 11/01/15		3,600	3,447,000
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		3,282	3,528,150
8.50%, 4/01/19		7,125	7,481,250
11.50%, 10/12/15 (e)		362	379,878
CommScope, Inc.
8.25%, 1/15/19 (b)		6,500	6,760,000
CoreLogic, Inc./United States
7.25%, 6/01/21 (b)		889	891,223
CPI International, Inc.
8.00%, 2/15/18		5,142	4,422,120
DCP LLC/DCP Corp.
10.75%, 8/15/15 (b)		2,385	1,824,525
Eagle Parent, Inc.
8.625%, 5/01/19 (b)		5,997	5,997,000
First Data Corp.
7.375%, 6/15/19 (b)		3,320	3,278,500
11.25%, 3/31/16 (a)		3,950	3,426,625
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)		2,233	2,305,572
9.25%, 4/15/18 (b)		1,726	1,885,655
10.125%, 12/15/16		2,429	2,580,812
Interactive Data Corp.
10.25%, 8/01/18		4,700	5,205,250
Iron Mountain, Inc.
6.625%, 1/01/16		1,393	1,396,483
8.375%, 8/15/21		3,000	3,277,500
8.75%, 7/15/18		1,000	1,042,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		2,800	2,989,000
NXP BV/NXP Funding LLC
3.322%, 10/15/13 (c)		75	74,813

Company	Principal Amount (000)		U.S. $ Value
Sanmina-SCI Corp.
7.00%, 5/15/19 (b)	U.S.$	4,238	$4,301,570
8.125%, 3/01/16		4,059	4,190,917
Seagate HDD Cayman
6.875%, 5/01/20		2,951	3,157,570
Sensata Technologies BV
6.50%, 5/15/19 (b)		5,000	5,100,000
Serena Software, Inc.
10.375%, 3/15/16		419	430,523
Sophia LP / Sophia Finance, Inc.
9.75%, 1/15/19 (b)		1,550	1,612,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		4,000	4,250,000
10.25%, 8/15/15		974	1,008,090
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,721,845

			99,632,391

Transportation - Airlines - 0.4%
Air Canada
12.00%, 2/01/16 (b)		2,850	2,493,750
Delta Air Lines, Inc.
9.50%, 9/15/14 (b)		1,029	1,095,885
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		1,007	1,006,829
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)		6,304	6,524,640
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		2,104	2,167,061

			13,288,165

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		813	813,000

Transportation - Services - 0.8%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		1,887	1,882,295
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.625%, 5/15/14		267	270,671
7.75%, 5/15/16		5,088	5,259,720
EC Finance PLC
9.75%, 8/01/17 (b)	EUR	148	169,876
Hapag-Lloyd AG
9.75%, 10/15/17 (b)	U.S.$	2,250	1,912,500
Hertz Corp. (The)
6.75%, 4/15/19		3,288	3,394,860
7.50%, 10/15/18		1,900	2,033,000
8.875%, 1/01/14		307	308,919
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,710,000

Company	Principal Amount (000)		U.S. $ Value
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (a)	U.S.$	2,250	$1,614,375
Stena AB
5.875%, 2/01/19 (b)	EUR	2,000	2,145,202
7.875%, 3/15/20 (b)		1,000	1,164,165
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	1,920	2,085,600
Western Express, Inc.
12.50%, 4/15/15 (b)		2,000	1,030,000

			26,981,183

			1,433,356,240

Financial Institutions - 3.3%
Banking - 1.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	5,396	5,069,227
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	2,551	2,499,980
Deutsche Bank AG/London
5.50%, 9/02/15 (b)	UAH	22,400	2,288,835
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	U.S.$	2,000	1,490,000
HBOS Capital Funding LP
6.071%, 6/30/14 (b)		1,840	1,324,800
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	2,013,089
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	7,550	5,964,500
NB Capital Trust II
7.83%, 12/15/26		4,941	4,847,121
Regions Bank/Birmingham AL
6.45%, 6/26/37		2,800	2,471,000
Regions Financing Trust II
6.625%, 5/15/47		1,500	1,335,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (b)		6,300	6,480,665
Societe Generale SA
6.999%, 12/19/17	EUR	2,650	2,565,086
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,139,942

			39,489,245

Brokerage - 0.3%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	4,634	4,610,830
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (d)		1,600	440,000
Series G
4.80%, 3/13/14 (d)		1,800	488,250

Company	Principal Amount (000)		U.S. $ Value
Nuveen Investments, Inc.
10.50%, 11/15/15	U.S.$	3,845	$4,008,412

			9,547,492

Finance - 0.7%
AGFC Capital Trust I
6.00%, 1/15/67 (b)		4,000	1,980,000
Ally Financial, Inc.
8.00%, 11/01/31		2,404	2,551,245
Series 8
6.75%, 12/01/14		2,590	2,700,075
CIT Group, Inc.
7.00%, 5/04/15-5/02/17 (b)		5,463	5,483,998
7.00%, 5/01/16-5/01/17		1	735
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		1,500	1,080,000
International Lease Finance Corp.
6.375%, 3/25/13		1,750	1,774,062
iStar Financial, Inc.
Series B
5.70%, 3/01/14		4,800	4,188,000
Provident Funding Associates LP/PFG Finance Corp.
10.125%, 2/15/19 (b)		1,703	1,358,142
Residential Capital LLC
9.625%, 5/15/15		3,750	3,112,500
Springleaf Finance Corp.
6.90%, 12/15/17		2,000	1,550,000

			25,778,757

Insurance - 0.5%
Genworth Financial, Inc.
6.15%, 11/15/66		2,535	1,622,400
Hartford Financial Services Group, Inc.
8.125%, 6/15/38 (a)		3,000	3,135,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		4,548	4,252,380
MBIA Insurance Corp.
14.00%, 1/15/33 (b)		4,920	2,976,600
XL Group PLC
Series E
6.50%, 4/15/17		7,000	5,836,250

			17,822,630

Other Finance - 0.6%
FTI Consulting, Inc.
6.75%, 10/01/20		3,150	3,346,875
Harbinger Group, Inc.
10.625%, 11/15/15		2,370	2,420,363
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18 (b)		4,800	4,980,000
8.00%, 1/15/18		4,050	4,201,875
iPayment Holdings, Inc.
10.25%, 5/15/18		5,082	4,764,375

Company	Principal Amount (000)		U.S. $ Value
15.00%, 11/15/18	U.S.$	3,068	$2,761,411

			22,474,899

REITS - 0.1%
DDR Corp.
7.875%, 9/01/20		3,100	3,666,863

			118,779,886

Utility - 2.5%
Electric - 1.6%
AES Corp. (The)
7.375%, 7/01/21 (b)		1,050	1,160,250
7.75%, 3/01/14		1,196	1,297,660
8.00%, 10/15/17		2,860	3,210,350
Calpine Corp.
7.25%, 10/15/17 (b)		3,300	3,448,500
7.875%, 7/31/20-1/15/23 (b)		5,500	5,913,750
Dynegy Holdings LLC
8.375%, 5/01/16 (d)		5,641	3,525,625
Edison Mission Energy
7.00%, 5/15/17		8,948	5,189,840
7.75%, 6/15/16 (a)		1,447	969,490
Energy Future Holdings Corp.
10.00%, 1/15/20 (h)		2,524	2,706,990
10.875%, 11/01/17		411	314,929
Series Q
6.50%, 11/15/24		2,007	903,150
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,072	1,155,080
GenOn Americas Generation LLC
8.50%, 10/01/21		3,255	2,994,600
GenOn Energy, Inc.
7.875%, 6/15/17		5,224	4,845,260
9.50%, 10/15/18 (a)		4,000	3,780,000
Intergen NV
8.50%, 6/30/17 (b)	EUR	1,000	1,321,130
NRG Energy, Inc.
7.375%, 1/15/17 (a)	U.S.$	1,475	1,524,781
7.875%, 5/15/21 (b)		3,195	3,035,250
8.25%, 9/01/20		1,800	1,773,000
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,320,313
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (b)		2,679	2,022,645
Series A
10.25%, 11/01/15 (a)		2,804	834,190

			56,246,783

Natural Gas - 0.9%
El Paso Corp.
Series G

Company	Principal Amount (000)		U.S. $ Value
7.375%, 12/15/12	U.S.$	204	$211,431
7.75%, 1/15/32		5,548	6,517,369
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,609	1,737,720
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21		6,050	5,777,750
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	772,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		6,975	7,480,687
Sabine Pass LNG LP
7.50%, 11/30/16		4,900	5,108,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (b)		3,250	3,388,125

			30,994,270

			87,241,053

Total Corporates - Non-Investment Grades (cost $1,639,409,656)			1,639,377,179

CORPORATES - INVESTMENT GRADES - 8.7%
Financial Institutions - 4.8%
Banking - 1.9%
American Express Co.
6.80%, 9/01/66		4,555	4,600,550
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (b)		3,500	2,432,500
Banco Santander Chile
6.50%, 9/22/20 (b)	CLP	2,367,500	4,755,708
Barclays Bank PLC
4.875%, 12/15/14	EUR	1,500	1,175,283
BBVA International Preferred SAU
4.952%, 9/20/16		3,100	2,635,721
5.919%, 4/18/17	U.S.$	2,600	1,873,822
Series F
9.10%, 10/21/14	GBP	1,000	1,339,745
Citigroup, Inc.
4.45%, 1/10/17	U.S.$	3,275	3,414,702
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		5,750	5,912,150
Countrywide Financial Corp.
6.25%, 5/15/16		505	508,118
Credit Agricole SA
6.637%, 5/31/17 (b)		6,275	4,455,250
Danske Bank A/S
5.914%, 6/16/14 (a)(b)		2,185	1,922,800
Fortis Bank SA/NV
4.625%, 10/27/14 (b)	EUR	1,000	941,796
Macquarie Group Ltd.
7.30%, 8/01/14 (b)	U.S.$	3,350	3,519,061

Company	Principal Amount (000)		U.S. $ Value
Morgan Stanley
10.09%, 5/03/17 (b)	BRL	5,230	$2,843,723
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	1,880,166
National Capital Trust II
5.486%, 3/23/15 (b)	U.S.$	1,700	1,559,548
PNC Financial Services Group, Inc.
6.75%, 8/01/21		3,733	3,862,423
Royal Bank of Scotland PLC (The)
Series 1
5.23%, 10/27/14 (c)	AUD	3,500	3,102,189
SNS Bank NV
11.25%, 11/27/19 (b)	EUR	1,001	1,027,846
Societe Generale SA
4.196%, 1/26/15		1,500	1,275,362
UBS AG/Jersey
4.28%, 4/15/15		4,000	4,342,569
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	U.S.$	1,870	1,523,246
Wells Fargo & Co. Series K
7.98%, 3/15/18		4,700	5,087,750

			65,992,028

Brokerage - 0.3%
Charles Schwab Corp. (The)
7.00%, 2/01/22		6,830	7,012,498
GFI Group, Inc.
8.375%, 7/19/18		3,200	2,960,000

			9,972,498

Finance - 0.3%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,256,725
SLM Corp.
6.25%, 1/25/16		1,500	1,531,100
7.25%, 1/25/22		3,500	3,535,000
Series A
5.00%, 10/01/13		4,100	4,182,000

			12,504,825

Insurance - 1.8%
Allstate Corp. (The)
6.125%, 5/15/37		3,060	2,886,039
American International Group, Inc.
6.82%, 11/15/37 (b)		1,938	1,861,256
AON Corp.
8.205%, 1/01/27		2,495	2,940,929
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,723	2,028,635
Aviva PLC
4.729%, 11/28/14	EUR	6,000	6,023,570
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,602,182

Company	Principal Amount (000)		U.S. $ Value
Farmers Insurance Exchange
8.625%, 5/01/24 (b)	U.S.$	3,000	$3,794,796
Genworth Financial, Inc.
7.625%, 9/24/21		1,050	1,041,466
7.70%, 6/15/20		1,302	1,302,000
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,122,307
Lincoln National Corp.
6.05%, 4/20/67	U.S.$	4,415	3,929,350
8.75%, 7/01/19		604	755,384
MetLife, Inc.
10.75%, 8/01/39		3,495	4,859,798
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)		5,000	4,551,925
9.375%, 8/15/39 (b)		2,040	2,507,894
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)		4,415	3,904,286
Standard Life PLC
5.314%, 1/06/15	EUR	1,000	1,098,762
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26	AUD	500	473,894
Series 1
6.75%, 9/23/24		800	797,095
Swiss Re Capital I LP
6.854%, 5/25/16 (b)	U.S.$	6,900	6,206,322
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,215,352
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	695,162
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,728,368
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)		3,010	2,776,725

			64,103,497

Other Finance - 0.2%
Aviation Capital Group Corp.
6.75%, 4/06/21 (b)		2,950	2,850,084
7.125%, 10/15/20 (b)		3,872	3,902,007
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (b)		820	936,128
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	2,784	91,458

			7,779,677

REITS - 0.3%
Entertainment Properties Trust
7.75%, 7/15/20	U.S.$	3,544	3,821,456
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,815,841

Company	Principal Amount (000)		U.S. $ Value
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	U.S.$	422	$437,260

			9,074,557

			169,427,082

Industrial - 2.4%
Basic - 1.0%
ArcelorMittal
9.00%, 2/15/15		730	835,566
ArcelorMittal USA LLC
6.50%, 4/15/14		1,565	1,666,252
Basell Finance Co. BV
8.10%, 3/15/27 (b)		3,420	3,830,400
Braskem Finance Ltd.
5.75%, 4/15/21 (b)		200	199,500
7.00%, 5/07/20 (b)		2,300	2,489,750
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,466	1,546,630
Georgia-Pacific LLC
8.875%, 5/15/31		1,800	2,500,193
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(b)		1,747	1,921,700
Rhodia SA
6.875%, 9/15/20 (b)(c)		1,848	2,032,800
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,707,037
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,691,765
Usiminas Commercial Ltd.
7.25%, 1/18/18 (b)		2,441	2,685,100
Vale Overseas Ltd.
5.625%, 9/15/19		2,285	2,551,406
6.875%, 11/21/36		3,495	4,109,065

			33,767,164

Capital Goods - 0.2%
Owens Corning
6.50%, 12/01/16		355	392,588
7.00%, 12/01/36		4,450	4,687,803

			5,080,391

Communications - Media - 0.1%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,609,480
News America, Inc.
6.40%, 12/15/35		1,000	1,143,464

			4,752,944

Communications - Telecommunications - 0.2%
Qwest Corp.
6.75%, 12/01/21		1,000	1,109,364
6.875%, 9/15/33		5,000	4,979,980

Company	Principal Amount (000)		U.S. $ Value
7.625%, 6/15/15	U.S.$	1,590	$1,810,161

			7,899,505

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37		3,500	4,206,566
QVC, Inc.
7.50%, 10/01/19 (b)		2,400	2,625,000

			6,831,566

Consumer Non-Cyclical - 0.0%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	410,836
US Oncology, Inc.
9.125%, 8/15/17		2,000	20,000
Whirlpool Corp.
8.60%, 5/01/14		190	213,050

			643,886

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,683	3,080,234
8.70%, 3/15/19		2,000	2,619,948
Petrohawk Energy Corp.
7.25%, 8/15/18		6,400	7,296,000
Pride International, Inc.
6.875%, 8/15/20		1,327	1,602,204
TNK-BP Finance SA
7.25%, 2/02/20 (b)		360	395,100
Transocean, Inc.
6.80%, 3/15/38		1,916	2,100,587
7.50%, 4/15/31		1,800	2,069,161
Williams Cos., Inc. (The)
7.875%, 9/01/21		46	58,118

			19,221,352

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (a)(b)		2,368	2,143,040
8.50%, 5/30/13 (b)		2,103	2,181,863

			4,324,903

Technology - 0.0%
Motorola Solutions, Inc.
7.50%, 5/15/25		325	382,146

Transportation - Airlines - 0.0%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		1,113	1,202,400

			84,106,257

Company	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.67%, 3/05/14 (b)	U.S.$	869	$910,277
8.70%, 8/07/18 (b)		1,219	1,485,656
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		2,825	3,036,875
6.51%, 3/07/22 (b)		9,473	9,982,174
9.25%, 4/23/19 (b)		7,353	9,029,484
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		3,433	3,570,320

			28,014,786

Utility - 0.7%
Electric - 0.4%
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,305,000
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)		1,277	1,516,437
FirstEnergy Corp.
Series C
7.375%, 11/15/31		2,000	2,574,312
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12		1,000	1,042,615
Southern California Edison Co.
Series E
6.25%, 2/01/22		3,300	3,361,314

			12,799,678

Natural Gas - 0.3%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,801,265
Source Gas LLC
5.90%, 4/01/17 (b)		3,000	3,197,979
Southern Union Co.
7.60%, 2/01/24		3,200	3,798,762
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,527,232

			11,325,238

			24,124,916

Total Corporates - Investment Grades (cost $288,236,192)			305,673,041

EMERGING MARKETS - SOVEREIGNS - 4.2%
Argentina - 1.4%
Argentina Bonos
7.00%, 10/03/15 (a)		21,871	20,901,577
7.82%, 12/31/33	EUR	6,905	6,051,619
Series NY
2.50%, 12/31/38 (a)(i)	U.S.$	14,680	5,651,800
8.28%, 12/31/33		1,839	1,457,115
Series X

Company	Principal Amount (000)		U.S. $ Value
7.00%, 4/17/17 (a)	U.S.$	18,150	$16,078,883

			50,140,994

Dominican Republic - 0.4%
Dominican Republic International Bond
8.625%, 4/20/27 (b)		14,203	14,629,090

El Salvador - 0.5%
El Salvador
7.375%, 12/01/19 (b)		1,495	1,614,600
7.625%, 9/21/34 (b)		872	957,892
7.65%, 6/15/35 (b)		11,545	11,949,075
7.75%, 1/24/23 (b)		700	766,500

			15,288,067

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17 (b)		3,208	3,713,260

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (b)		4,524	5,004,513

Serbia & Montenegro - 0.2%
Republic of Serbia
6.75%, 11/01/24 (b)		1,630	1,538,501
7.25%, 9/28/21 (b)		6,418	6,369,865

			7,908,366

Turkey - 0.1%
Republic of Turkey
7.00%, 6/05/20		300	329,625
7.375%, 2/05/25		1,649	1,857,186

			2,186,811

Ukraine - 0.2%
Ukraine Government International Bond
6.385%, 6/26/12 (b)		750	748,125
6.58%, 11/21/16 (b)		2,441	2,141,978
7.65%, 6/11/13 (b)		4,498	4,379,927

			7,270,030

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b)		7,645	8,122,812

Uruguay - 0.2%
Republica Orient Uruguay
6.875%, 9/28/25		4,272	5,521,560
7.625%, 3/21/36		550	759,000

Company	Principal Amount (000)		U.S. $ Value
7.875%, 1/15/33 (e)	U.S.$	1,377	$1,924,957

			8,205,517

Venezuela - 0.7%
Republic of Venezuela
7.65%, 4/21/25		38,000	25,840,000

Total Emerging Markets - Sovereigns (cost $123,116,013)			148,309,460

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 2.7%
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.697%, 6/24/50 (b)		3,500	3,422,233
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		6,665	6,694,731
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,500	1,558,699
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.226%, 7/15/44		3,242	3,096,477
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		3,200	3,220,477
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		5,320	5,769,492
Series 2006-C4, Class AM
5.509%, 9/15/39		5,600	5,384,792
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (b)		1,133	1,033,495
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.743%, 2/12/49		10,321	10,124,292
Series 2007-LD11, Class AM
5.819%, 6/15/49		5,105	4,533,158
Series 2007-LD12, Class AM
6.058%, 2/15/51		1,856	1,778,507
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30		2,475	2,554,606
Series 2007-C3, Class AM
5.946%, 7/15/44		8,418	8,231,969
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,448,155

Company	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	U.S.$	10,100	$9,820,402
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		1,417	1,372,797
Series 2006-IQ12, Class A4
5.332%, 12/15/43		7,100	7,994,266
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,876	8,188,331
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.157%, 7/15/42		1,810	1,813,719
Series 2006-C23, Class AM
5.466%, 1/15/45		2,400	2,494,217
Series 2006-C27, Class AM
5.795%, 7/15/45		2,000	2,066,086
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (b)		2,380	2,461,613

			96,062,514

Non-Agency Floating Rate CMBS - 1.5%
Bear Stearns Commercial Mortgage Securities
Series 2007-BBA8, Class K
1.485%, 3/15/22 (b)(c)		5,893	3,794,976
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.585%, 6/15/22 (b)(c)		1,019	936,411
GS Mortgage Securities Corp II
5.309%, 8/10/44 (b)(c)		7,937	7,059,755
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.157%, 9/15/45 (c)		7,025	7,025,604
Lehman Brothers
Series 2006-LLFA, Class E
0.575%, 9/15/21 (b)(c)		1,347	1,159,129
Series 2006-LLFA, Class H
0.685%, 9/15/21 (b)(c)		3,017	2,295,105
Series 2006-LLFA, Class K
1.085%, 9/15/21 (b)(c)		953	529,749
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.689%, 6/25/43 (b)(c)		2,000	1,876,974
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class G
0.65%, 9/15/21 (b)(c)		9,350	6,704,249
Series 2006-WL7A, Class H
0.69%, 9/15/21 (b)(c)		3,111	2,012,916
Series 2006-WL7A, Class J
0.89%, 9/15/21 (b)(c)		6,676	2,984,386
Series 2007-WHL8, Class D

Company	Principal Amount (000)		U.S. $ Value
0.585%, 6/15/20 (b)(c)	U.S.$	4,475	$3,332,031
Series 2007-WHL8, Class E
0.685%, 6/15/20 (b)(c)		12,800	9,146,726
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.25%, 6/15/44 (b)(h)		2,576	2,185,458

			51,043,469

Total Commercial Mortgage-Backed Securities (cost $135,214,507)			147,105,983

EMERGING MARKETS - CORPORATE BONDS - 2.9%
Industrial - 2.6%
Basic - 0.7%
Evraz Group SA
8.25%, 11/10/15 (b)		1,289	1,353,450
9.50%, 4/24/18 (b)		5,066	5,414,287
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,822,500
PE Paper Escrow GmbH
12.00%, 8/01/14 (b)		791	858,235
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (b)		1,570	1,693,638
Vedanta Resources PLC
8.75%, 1/15/14 (b)		4,299	4,341,990
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (b)		5,109	3,908,385

Communications - Media - 0.4%			25,392,485

Central European Media Enterprises Ltd.
11.625%, 9/15/16 (b)	EUR	2,895	2,991,576
Cet 21 Spol S.R.O.
9.00%, 11/01/17 (b)		121	153,526
Columbus International, Inc.
11.50%, 11/20/14 (a)(b)	U.S.$	9,622	10,180,076
European Media Capital SA
10.00%, 2/01/15 (j)		537	402,500

			13,727,678

Communications - Telecommunications - 0.2%
Pacnet Ltd.
9.25%, 11/09/15 (b)		3,088	2,825,520
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (b)		3,250	3,461,250

			6,286,770

Consumer Cyclical - Other - 0.3%
Country Garden Holdings Co.
11.125%, 2/23/18 (b)		1,809	1,695,938

Company	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
10.25%, 5/15/18 (a)	U.S.$	4,895	$5,396,737
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)(b)	EUR	4,400	4,805,776

			11,898,451

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.926%, 6/15/15 (b)(c)		2,434	2,308,250

Consumer Non-Cyclical- 0.2%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (b)		4,100	3,700,473
9.125%, 12/01/16 (b)	U.S.$	1,150	810,750
Foodcorp Pty Ltd.
8.75%, 3/01/18 (b)	EUR	2,826	3,493,239
Hypermarcas SA
6.50%, 4/20/21 (b)	U.S.$	572	534,820

			8,539,282

Energy - 0.3%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15		3,200	3,425,712
MIE Holdings Corp.
9.75%, 5/12/16 (b)		2,195	2,019,400
Zhaikmunai LLP
10.50%, 10/19/15 (b)		3,240	3,240,000

			8,685,112

Other Industrial - 0.3%
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)		6,505	5,464,200
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)		3,659	3,119,298
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (b)	EUR	2,487	2,569,854
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (b)		290	356,574

			11,509,926

Technology - 0.0%
STATS ChipPAC Ltd.
7.50%, 8/12/15 (b)	U.S.$	688	732,720

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (b)		4,205	3,746,256

			92,826,930

Utility - 0.2%
Electric - 0.2%
DTEK Finance BV
9.50%, 4/28/15 (b)		4,574	4,453,933

Company	Principal Amount (000)		U.S. $ Value
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (b)	U.S.$	1,904	$1,956,741

			6,410,674

Financial Institutions - 0.1%
Banking - 0.1%
Banco BMG SA
9.15%, 1/15/16 (b)		242	230,607
Bank CenterCredit
8.625%, 1/30/14 (b)		2,734	2,699,825
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)(b)		837	805,423

			3,735,855

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (b)		1,200	1,176,000

			4,911,855

Total Emerging Markets - Corporate Bonds (cost $110,576,157)			104,149,459

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Non-Agency Floating Rate - 2.0%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2007-2, Class 1A1
2.328%, 12/25/46 (c)		3,457	1,950,085
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.653%, 6/25/36 (c)		8,896	7,406,460
Countrywide Alternative Loan Trust
Series 2005-27, Class 2A3
1.757%, 8/25/35 (c)		7,152	4,165,000
Series 2005-76, Class 2A1
1.197%, 2/25/36 (c)		1,208	736,426
Series 2007-7T2, Class A3
0.876%, 4/25/37 (c)		5,855	2,996,715
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.876%, 8/25/37 (c)		2,762	2,026,724
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.496%, 6/25/37 (c)		4,201	2,501,874
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.501%, 7/19/47 (c)		10,786	6,712,318
Indymac Index Mortgage Loan Trust
Series 2006-AR37, Class 2A1
5.357%, 2/25/37 (c)		2,685	1,715,660
Lehman XS Trust
Series 2007-15N, Class 4A1

Company	Principal Amount (000)		U.S. $ Value
1.176%, 8/25/47 (c)	U.S.$	1,452	$823,397
Series 2007-4N, Class 3A2A
0.958%, 3/25/47 (c)		6,656	3,903,736
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.446%, 9/25/35 (c)		6,410	5,684,444
Series 2006-9, Class 4A1
5.859%, 10/25/36 (c)		3,921	2,600,577
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.697%, 8/25/47 (c)		6,791	3,676,047
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.117%, 9/25/46 (c)		5,228	2,572,448
Series 2006-AR3, Class A1A
1.197%, 2/25/46 (c)		1,902	1,255,071
Series 2006-AR5, Class A1A
1.187%, 6/25/46 (c)		2,380	1,465,751
Series 2007-HY3, Class 4A1
2.601%, 3/25/37 (c)		8,130	6,074,807
Series 2007-OA3, Class 2A1A
0.957%, 4/25/47 (c)		2,598	1,645,662
Series 2007-OA4, Class A1A
0.957%, 4/25/47 (c)		1,928	890,566
Series 2007-OA5, Class 1A
0.947%, 6/25/47 (c)		15,312	9,497,886

			70,301,654

Non-Agency Fixed Rate - 0.6%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,515	933,502
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,882	2,593,223
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		3,051	1,727,197
Series 2006-J1, Class 1A10
5.50%, 2/25/36		5,225	3,436,617
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,754	1,771,771
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		2,327	1,679,242
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		4,624	3,237,613
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36		3,333	1,836,207
Series 2006-7, Class A4

Company	Principal Amount (000)		U.S. $ Value
6.171%, 9/25/36	U.S.$	3,196	$1,745,774
Series 2006-9, Class A4
5.986%, 10/25/36		3,551	1,965,499
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		4,041	2,652,811

			23,579,456

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)		4,035	2,386,057

Total Collateralized Mortgage Obligations (cost $106,658,917)			96,267,167

EMERGING MARKETS - TREASURIES - 2.6%
COLOMBIA - 0.0%
Republic of Colombia
9.85%, 6/28/27	COP	1,391,000	1,109,189

DOMINICAN REPUBLIC - 0.3%
Dominican Republic International Bond
16.00%, 7/10/20 (b)	DOP	445,200	11,312,463

EGYPT - 0.1%
Arab Republic of Egypt
8.75%, 7/18/12 (b)	EGP	21,900	3,150,970

Hungary - 0.3%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	4,931,046
Series 15/A
8.00%, 2/12/15		509,090	2,222,021
Series 16/C
5.50%, 2/12/16		1,131,580	4,503,011

			11,656,078

Indonesia - 0.5%
Indonesia Recap Linked Note
9.50%, 5/17/41	IDR	68,280,000	10,275,418
10.00%, 7/18/17		63,808,000	8,827,720

			19,103,138

PHILIPPINES - 0.2%
Republic of Philippines
6.25%, 1/14/36	PHP	280,000	6,839,221

RUSSIA - 0.2%
Russia - Recap Linked Note
7.50%, 3/15/18	RUB	232,655	7,605,364

Turkey - 0.9%
Turkey Government Bond
Zero Coupon, 5/15/13	TRY	36,000	18,050,249
11.00%, 8/06/14		17,375	10,120,789

Company	Principal Amount (000)		U.S. $ Value
16.00%, 3/07/12	TRY	3,248	$1,839,640

			30,010,678

Ukraine - 0.1%
Ukraine-Recap Linked Note
5.50%, 9/02/15 (b)	UAH	21,600	2,204,400

Total Emerging Markets - Treasuries (cost $92,453,715)			92,991,501

BANK LOANS - 2.5%
Industrial - 2.2%
Basic - 0.2%
Ineos US Finance LLC
7.50%, 12/16/13 (c)	U.S.$	70	71,978
8.00%, 12/16/14 (c)		80	82,784
NewPage Corporation
8.00%, 3/08/13 (c)		5,700	5,730,894

			5,885,656

Capital Goods - 0.2%
Anchor Glass Container Corporation
6.00%, 3/02/16 (c)		552	551,156
Graphic Packaging International, Inc.
3.03%-3.33%, 5/16/14 (c)		178	177,850
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (c)		6,105	6,138,527

			6,867,533

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc.
(Thomson Learning)
2.52%, 7/03/14 (c)		901	797,155
Charter Communications Operating, LLC
2.27%, 3/06/14 (c)		27	26,586
7.25%, 3/06/14 (c)		34	33,479
Clear Channel Communications, Inc.
3.92%, 1/29/16 (c)		163	130,693
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (c)		2,481	2,478,148
Univision Communications, Inc.
4.52%, 3/31/17(c)		2,323	2,181,483
WideOpenWest Finance , LLC
2.78%-4.75%, 6/30/14 (c)		971	921,529

			6,569,073

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
2.79%, 8/07/14 (c)		930	920,457
Federal-Mogul Corporation
2.22%-2.24%, 12/29/14 (c)		1,297	1,237,570

Company	Principal Amount (000)		U.S. $ Value
2.22%-2.24%, 12/28/15 (c)	U.S.$	662	$631,413

			2,789,440

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16 (c)		2,475	2,476,559
Las Vegas Sands, LLC
2.93%, 11/23/16 (c)		320	311,699

			2,788,258

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.28%, 1/28/15 (c)		601	543,141
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (c)		265	265,000
Harrah’s Las Vegas Propco, LLC
3.28%, 2/13/13 (c)		3,725	2,865,940

			3,674,081

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (c)		718	715,324
Rite Aid Corporation
2.02%-2.05%, 6/04/14 (c)		962	931,105

			1,646,429

Consumer Non-Cyclical - 0.3%
CityCenter Holdings, LLC
7.50%, 1/21/15 (c)		281	282,094
ConvaTec Inc.
5.75%, 12/22/16 (c)		1,238	1,230,545
Grifols Inc.
5.50%, 6/01/16 (c)		500	498,500
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.77%, 7/11/14 (c)		1,977	1,660,958
Immucor, Inc.
7.25%, 8/19/18 (c)		4,988	5,017,425
U.S. Foodservice, Inc.
2.77%-2.79%, 7/03/14 (c)		990	940,571

			9,630,093

Energy - 0.2%
CITGO Petroleum Corporation
9.00%, 6/24/17 (c)		1,872	1,906,928
Samson Investment Company
8.00%, 12/20/12		4,725	4,719,094

			6,626,022

Company	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.2%
Gavilon Group LLC, The
6.00%, 12/06/16 (c)	U.S.$	356	$355,954
Kinetic Concepts, Inc.
7.00%, 5/04/18 (c)		2,850	2,893,947
Metaldyne, LLC
5.25%, 5/18/17 (c)		2,968	2,968,772

			6,218,673

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)		990	975,150
Aveta, Inc.
8.50%, 4/14/15 (c)		157	155,180
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.78%-2.93%, 5/08/14 (c)		1,724	1,603,738
Global Cash Access, Inc.
7.00%, 3/01/16 (c)		580	578,115
Realogy Corporation
3.44%, 10/10/13 (c)		5,224	5,177,911
Sabre, Inc.
2.27%-2.55%, 9/30/14 (c)		490	436,296
ServiceMaster Co., (The)
2.77%, 7/24/14 (c)		18	17,335
2.77%-3.03%, 7/24/14 (c)		177	174,071

			9,117,796

Technology - 0.4%
Avaya, Inc.
3.26%, 10/24/14 (c)		194	188,530
5.01%, 10/26/17 (c)		390	372,572
Blackboard Inc.
4/04/19 (c)(k)		8,250	7,523,010
Eastman Kodak Company
6/15/13 (c)(k)		1,400	1,409,506
First Data Corporation
3.03%, 9/24/14 (c)		651	617,284
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (c)		4,988	4,488,750
SunGard Data Systems, Inc. (Solar Capital Corp.)
4.02%-4.06%, 2/28/16 (c)		250	248,761
Syniverse Holdings, Inc.
5.25%, 12/21/17 (c)		990	991,238

			15,839,651

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (c)		360	360,385

Company	Principal Amount (000)		U.S. $ Value
			$78,013,090

Financial Institutions - 0.2%
Finance - 0.2%
Delos Aircraft, Inc.
7.00%, 3/17/16 (c)	U.S.$	106	106,033
International Lease Finance Corp. (Delos Aircraft, Inc.)
6.75%, 3/17/15 (c)		144	144,592
iStar Financial, Inc.
7.00%, 6/30/14 (c)		4,800	4,711,488

			4,962,113

Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18 (c)		943	940,069

			5,902,182

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (c)		219	205,057
4.81%, 5/01/14 (c)		1,000	848,330
Texas Competitive Electric Holdings Company, LLC (TXU)
3.80%, 10/10/14 (c)		1,632	1,104,342

			2,157,729

Other Utility - 0.0%
Willbros United States Holdings, Inc.
9.50%, 6/30/14 (c)		1,172	1,163,681

			3,321,410

Total Bank Loans (cost $87,247,007)			87,236,682

GOVERNMENTS - TREASURIES - 2.3%
Brazil - 1.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14-1/01/17	BRL	41,980	23,893,767
Republic of Brazil
10.25%, 1/10/28		2,649	1,682,931
12.50%, 1/05/16-1/05/22		29,509	20,773,589

			46,350,287

Colombia - 0.2%
Republic of Colombia
7.75%, 4/14/21	COP	12,390,000	8,229,747

South Africa - 0.6%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	2,209,238

Company	Principal Amount (000)		U.S. $ Value
Series R207
7.25%, 1/15/20	ZAR	120,490	$15,025,156
Series R208
6.75%, 3/31/21		21,565	2,581,728

			19,816,122

United States - 0.2%
U.S. Treasury Notes
1.25%, 2/15/14 (l)	U.S.$	7,000	7,144,375

Total Governments - Treasuries (cost $74,882,425)			81,540,531

QUASI-SOVEREIGNS - 2.3%
Quasi-Sovereign Bonds - 2.3%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (b)		5,600	6,888,000

Kazakhstan - 0.7%
Intergas Finance BV
6.375%, 5/14/17 (b)		8,000	8,440,000
KazMunayGas National Co.
7.00%, 5/05/20 (b)		3,746	4,111,610
9.125%, 7/02/18 (b)		3,812	4,608,920
11.75%, 1/23/15 (b)		5,900	7,109,500

			24,270,030

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (b)		950	1,154,250

Russia - 1.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (b)		17,519	18,175,963
7.125%, 1/14/14 (b)		4,785	5,030,231
7.75%, 5/29/18 (b)		11,479	12,799,085

			36,005,279

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (b)		3,650	4,334,375

Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		5,978	5,746,352
Ukreximbank Via Biz Finance PLC
8.375%, 4/27/15 (b)		1,620	1,441,800

			7,188,152

Total Quasi-Sovereigns (cost $67,982,818)			79,840,086

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 2.0%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	U.S.$	2,022	$3,063,330

Colombia - 0.4%
Republic of Colombia
7.375%, 3/18/19-9/18/37		10,130	13,841,600

Cote D’Ivoire - 0.5%
Ivory Coast Government International Bond
2.45%, 12/31/32 (b)(d)(i)		30,379	17,391,978

Croatia - 0.2%
Republic of Croatia
6.625%, 7/14/20 (b)		5,350	5,055,750
6.75%, 11/05/19 (b)		3,280	3,148,800

			8,204,550

Indonesia - 0.1%
Republic of Indonesia
8.50%, 10/12/35 (b)		1,645	2,395,531

Lithuania - 0.3%
Lithuania Government International Bond
6.625%, 2/01/22 (b)		5,104	5,193,245
Republic of Lithuania
6.75%, 1/15/15 (b)		3,815	4,024,825
7.375%, 2/11/20 (b)		2,202	2,372,655

			11,590,725

Panama - 0.3%
Republic of Panama
6.70%, 1/26/36		1,317	1,679,175
8.875%, 9/30/27		2,709	4,036,410
9.375%, 4/01/29		2,946	4,654,680

			10,370,265

Peru - 0.1%
Republic of Peru
8.75%, 11/21/33		2,738	4,175,450

Total Governments - Sovereign Bonds (cost $61,995,441)			71,033,429

	Shares
PREFERRED STOCKS - 1.1%
Financial Institutions - 0.9%
Banking - 0.6%
Capital One Capital II
7.50%		130,000	3,296,800
Citigroup Capital XIII
7.875% (h)		94,000	2,532,360

Company	Shares		U.S. $ Value
Santander Finance Preferred SA Unipersonal
6.80%		67,000	$1,534,300
US Bancorp
6.50%		270,000	6,885,000
Zions Bancorporation
9.50%		196,500	5,152,230

			19,400,690

Finance - 0.3%
Ally Financial, Inc.
7.00% (b)		479	385,700
Ally Financial, Inc.
8.50%		118,000	2,466,082
Citigroup Capital XII
8.50%		237,000	6,107,490

			8,959,272

Insurance - 0.0%
XLIT Ltd.
3.687% (c)		1,750	1,179,609

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (b)		501	554,597

			30,094,168

Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (b)		6,280	7,172,937

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		11,250	15,975
Federal National Mortgage Association
8.25% (m)		51,350	74,458

			90,433

Total Preferred Stocks (cost $38,055,574)			37,357,538

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.6%
Home Equity Loans - Fixed Rate - 0.4%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	2,108	1,125,364
Series 2006-1, Class AF6
5.526%, 7/25/36		2,593	2,069,971
Series 2006-15, Class A6
5.826%, 10/25/46		2,246	1,546,232

Company	Principal Amount (000)		U.S. $ Value
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	U.S.$	1,874	$1,217,218
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	1,668,612
Series 2006-10, Class AF3
5.985%, 6/25/36		2,366	1,244,656
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2, Class AF3
5.552%, 1/25/37		1,750	980,259
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		3,400	2,750,659
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,224	853,747
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,274	1,169,576
Series 2007-8XS, Class A2
6.00%, 4/25/37		2,169	1,410,123

			16,036,417

Home Equity Loans - Floating Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.416%, 5/25/37 (c)		236	231,341
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (c)		4,700	2,237,946
Series 2007-CB3, Class A3
5.419%, 3/25/37 (c)		2,135	752,119
GSAA Trust
Series 2006-6, Class AF4
5.795%, 3/25/36 (c)		1,828	870,183
Series 2006-6, Class AF5
5.795%, 3/25/36 (c)		1,371	652,628
HSBC Asset Loan Obligation
Series 2007-WF1, Class A3
5.693%, 12/25/36 (c)		3,564	1,577,239

			6,321,456

Total Asset-Backed Securities (cost $25,333,598)			22,357,873

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.60%, 11/01/40		1,200	1,625,868
7.625%, 3/01/40		1,250	1,681,587
7.95%, 3/01/36		2,235	2,633,836
Illinois GO
7.35%, 7/01/35		4,120	4,773,556

Company	Principal Amount (000)		U.S. $ Value
Total Local Governments - Municipal Bonds (cost $8,869,224)			$10,714,847

SUPRANATIONALS - 0.3%
Eurasian Development Bank
7.375%, 9/29/14 (b)	U.S.$	1,760	1,874,400
European Investment Bank
Zero Coupon, 4/24/13 (b)	IDR	82,770,270	8,522,852

Total Supranationals (cost $10,432,716)			10,397,252

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Local Governments - Regional Bonds - 0.2%
Argentina - 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (b)	U.S.$	4,226	3,887,920

Colombia - 0.1%
Bogota Distrio Capital
9.75%, 7/26/28 (b)	COP	6,665,000	5,013,028

Total Local Governments - Regional Bonds (cost $7,049,186)			8,900,948

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	356	312,973
2.375%, 5/25/16		4,218	3,631,306

			3,944,279

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,496,591

Total Governments - Sovereign Agencies (cost $6,344,279)			6,440,870

	Contracts

OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Feb 2012, Exercise Price: $ 122.00 (m)(n)		2,430	47,385
SPDR S&P 500 ETF Trust
Expiration: Jun 2012, Exercise Price: $ 127.00 (m)(n)		3,572	1,823,506
SPDR S&P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 122.00 (m)(n)		2,630	276,150
SPDR S&P 500 ETF Trust
Expiration: Feb 2012, Exercise Price: $ 121.00 (m)(n)		3,424	54,784

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 118.00 (m)(n)		2,680	$174,200
SPDR S&P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 120.00 (m)(n)		3,560	293,700
SPDR S&P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 124.00 (m)(n)		1,909	258,669
SPDR S&P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 126.00 (m)(n)		1,834	323,701

			3,252,095

	Contract Amount (000)
Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (m)	CNY	1,553,000	6,401

Total Options Purchased - Puts (cost $15,858,281)			3,258,496

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Republica Orient Uruguay 3.70%, 6/26/37 (cost $2,444,710)	UYU	57,172	2,617,127

	Shares
COMMON STOCKS - 0.0%
American Media Operations, Inc. (f)(g)		15,926	191,112
American Media, Inc. (g)(j)		10,382	0
AOT Bedding Super Holdings, LLC (f)(g)		43	0
Fairpoint Communications, Inc. (m)		3,825	15,568
Gallery Capital SA (g)(o)		202	252,500
Greektown Superholdings, Inc. (f)(g)(m)		541	37,870
Keystone Automotive Operations, Inc. (f)(m)		41,929	524,113
Magnachip Semiconductor (f)(g)(m)		300	2,916
Merisant Co. (f)(g)(m)		999	0
Neenah Enterprises, Inc. (f)(g)(m)		49,578	322,257
U.S. Shipping Corp. (f)(g)		27,473	0

Total Common Stocks (cost $2,564,201)			1,346,336

WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14 (g)(j)(m)		1,050	0

Company	Shares	U.S. $ Value
Fairpoint Communications, Inc., expiring 1/24/18 (f)(g)(m)	6,521	$0
Ipayment Holdings, Inc., expiring 11/15/18 (m)	2,952	0
Magnachip Semiconductor, expiring 12/31/49 (f)(g)(m)	12,000	0
Talon Equity Co. NV, expiring 11/24/15 (f)(m)	877	0

Total Warrants (cost $6)		0

SHORT-TERM INVESTMENTS - 20.0%
Investment Companies - 20.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10% (p) (cost $705,615,265)	705,615,265	705,615,265

Total Investments - 103.7% (cost $3,610,339,888) (q)		3,662,531,070
Other assets less liabilities - (3.7)% (r)		(129,606,309)

Net Assets - 100.0%		$3,532,924,761

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank:
Euro settling 2/23/12	1,063	$1,377,767	$1,391,059	$13,292
Deutsche Bank:
Norwegian Krone settling 2/28/12	195,379	32,872,238	33,268,322	396,084
Goldman Sachs:
Brazilian Real settling 2/02/12 (1)	63,055	36,257,014	36,088,927	(168,087)
HSBC Securities Inc.:
Mexican Peso settling 2/24/12	360,772	26,870,132	27,628,617	758,485
Morgan Stanley:
Russian Ruble settling 2/13/12 (1)	172,050	5,422,299	5,671,969	249,670
Standard Chartered Bank:
Brazilian Real settling 2/02/12 (1)	6,606	3,756,843	3,781,140	24,297
Brazilian Real settling 2/02/12 (1)	56,448	32,348,518	32,307,786	(40,732)
Chinese Yuan Renminbi settling 2/10/12 (1)	217,724	34,433,700	34,554,222	120,522
Indonesian Rupiah settling 2/24/12	67,854,760	7,518,533	7,527,926	9,393
UBS Securities LLC:
Euro settling 2/23/12	550	710,447	719,464	9,017
Sale Contracts
Barclays Capital Inc.:
Canadian Dollar settling 2/03/12	8,719	8,635,885	8,695,535	(59,650)
Hungarian Forint settling 2/24/12	2,557,737	10,670,575	11,338,976	(668,401)
Turkish Lira settling 2/24/12	10,545	5,854,176	5,903,886	(49,710)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.:
Euro settling 2/23/12	7,100	$9,313,375	$9,287,596	$25,779
Citibank:
Colombian Peso settling 2/13/12(1)	14,654,708	7,788,843	8,089,849	(301,006)
Great British Pound settling 2/23/12	14,348	22,023,247	22,605,669	(582,422)
Turkish Lira settling 2/24/12	21,528	12,080,391	12,052,844	27,547
Goldman Sachs:
Brazilian Real settling 2/02/12(1)	63,055	33,927,669	36,088,927	(2,161,258)
Euro settling 2/23/12	165,402	210,633,135	216,361,691	(5,728,556)
South African Rand settling 2/24/12	136,793	16,923,118	17,433,959	(510,841)
Standard Chartered Bank:
Brazilian Real settling 2/02/12(1)	56,448	32,458,263	32,307,787	150,476
Brazilian Real settling 2/02/12(1)	6,606	3,798,751	3,781,140	17,611
Brazilian Real settling 3/02/12(1)	56,448	32,142,219	32,069,650	72,569
Indonesian Rupiah settling 2/24/12	67,854,760	7,539,418	7,527,926	11,492
Indonesian Rupiah settling 2/24/12	234,647,570	25,538,482	26,032,213	(493,731)
Westpac Banking Corp.:
Australian Dollar settling 2/09/12	4,660	4,791,486	4,943,167	(151,681)

				$(9,029,841)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/los on settlement date.

CREDIT DEFAULT SWAPTIONS

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put- CDX NAHY-17 5 Year Index	Bank of America	Sell	0.89%	2/15/12	$63,250	$2,371,875	$(7,628)
Put- CDX NAHY-17 5 Year Index	Bank of America	Sell	0.90	2/15/12	40,500	940,653	(4,884)
Put- CDX NAHY-17 5 Year Index	Bank of America	Sell	0.89	3/21/12	29,000	986,000	(89,909)
Put- CDX NAHY-17 5 Year Index	Bank of America	Sell	0.93	6/20/12	67,500	2,057,265	(1,462,030)
Put- CDX NAHY-17 5 Year Index	Barclays Capital Inc.	Sell	0.88	3/21/12	46,050	2,394,600	(114,844)
Put- CDX NAHY-17 5 Year Index	Barclays Capital Inc.	Sell	0.91	3/21/12	32,400	1,652,400	(159,434)
Put- CDX NAHY-17 5 Year Index	Credit Suisse	Sell	0.89	3/21/12	47,440	1,751,817	(147,078)
Put- CDX NAHY-17 5 Year Index	JPMorgan Chase Bank	Sell	0.91	3/21/12	32,100	1,669,200	(157,958)

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put- CDX NAHY-17 5 Year Index	Morgan Stanley	Sell	0.89%	3/21/12	$32,300	$1,167,161	$(90,679)

							$(2,234,444)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$648,000	12/23/16	1.27%	3 Month LIBOR	$(9,207,324)
Morgan Stanley	478,200	12/23/18	3 Month LIBOR	1.69%	8,582,067

					$(625,257)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate		Implied Credit Spread at January 31, 2012		Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Liz Claiborne, Inc.,
5% 7/8/13, 12/20/13*	(5.00)%		0.02%		$1,090	$(58,294)	$(21,800)	$(80,094)
The McClatchy Company,
5.75% 9/1/17, 12/20/13*	(5.00)		0.08		1,090	51,103	(40,875)	10,228
Citibank:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*	(5.00)		0.08		24,500	2,283,441	(5,260,150)	(2,976,709)
Goldman Sachs:
CDX NAHY-11 5 Yr Index, 12/20/13*	– 0	–	– 0	–	7,942	5,577,897	(4,432,733)	1,145,164
JPMorgan Chase Bank:
Fiat SpA,
6.625% 2/15/13, 12/20/16*	(5.00)		0.08		3,250	376,128	(511,875)	(135,747)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
MBIA, Inc.,
6.625% 10/1/28, 12/20/13*	(5.00)%	0.07%	$2,180	$44,221	$(228,900)	$(184,679)
Sale Contracts
Bank of America:
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	0.08	4,500	(444,891)	303,750	(141,141)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	30,870	(609,768)	3,569,343	2,959,575
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	34,300	(677,520)	2,358,125	1,680,605
Barclays Bank PLC:
Alcatel-Lucent USA Inc.,
6.5% 1/15/28, 6/20/16*	5.00	0.12	5,000	(967,574)	(277,983)	(1,245,557)
Amkor Technology, Inc.,
9.25% 6/1/16, 6/20/16*	5.00	0.04	4,550	119,330	(172,964)	(53,634)
Cablevision Systems Corp.,
8% 4/15/12, 3/20/16*	5.00	0.04	3,000	110,119	(297,151)	(187,032)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	32,340	(638,805)	2,951,025	2,312,220
CDX NAIG-15 5 Year Index, 12/20/15*	1.00	0.05	3,000	(427,137)	345,062	(82,075)
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/16*	5.00	0.06	4,650	(178,778)	151,125	(27,653)
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	0.07	5,000	(369,169)	137,509	(231,660)
Levi Strauss & Co.,
8.875% 4/1/16, 3/20/16*	5.00	0.05	1,500	(14,047)	(52,837)	(66,884)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
NXP BV/NXP Funding LLC,
8.625% 10/15/15, 3/20/16*	5.00%	0.06%	$3,010	$(104,744)	$(178,019)	$(282,763)
Rite Aid Corporation,
7.7% 2/15/27, 3/20/12*	5.00	0.04	6,350	47,881	(82,488)	(34,607)
Citibank, N.A.:
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	127,400	(2,516,504)	15,128,750	12,612,246
Ford Motor Co.,
6.5% 8/1/18, 6/20/16*	5.00	0.03	6,200	482,448	(593,109)	(110,661)
Goodyear Tire & Rubber Co.,
7% 3/15/28, 3/20/16*	5.00	0.05	2,000	(6,599)	(49,310)	(55,909)
Credit Suisse First Boston:
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	0.07	13,925	(1,695,079)	1,448,200	(246,879)
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	0.07	15,675	(1,905,928)	1,618,444	(287,484)
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	0.06	3,000	(80,264)	97,500	17,236
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	0.04	4,600	106,776	(115,000)	(8,224)
Wind Acquisition Finance S.A.,
11% 12/1/15, 6/20/16*	5.00	0.10	7,500	(1,083,095)	(354,015)	(1,437,110)
Goldman Sachs Bank USA:
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	32,144	(634,933)	3,857,280	3,222,347
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	34,300	(677,521)	2,851,188	2,173,667
CDX NAIG-15 5 Year Index, 12/20/15*	1.00	0.05	5,600	(797,168)	745,500	(51,668)
CDX NAHY-15 3 Year Index, 12/20/13*	5.00	0.25	30,220	(8,658,751)	5,323,937	(3,334,814)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00%	0.05%	$6,000	$121,730	$255,000		$376,730
Tenet Healthcare Corp.,
6.875% 11/15/31, 9/20/16*	5.00	0.05	6,470	(32,096)	194,100		162,004
JPMorgan Chase Bank, NA:
CDX NAHY-17 5 Yr Index, 12/20/16*	5.00	0.06	34,300	(677,520)	1,907,937		1,230,417
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corporation,
7.625% 5/15/20, 3/20/16*	5.00	0.07	3,000	(150,797)	(48,863)		(199,660)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	0.05	3,100	6,790	(69,750)		(62,960)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	0.06	32,732	(646,548)	3,886,925		3,240,377
RSHB,
7.175% 5/16/13, 11/20/13*	9.75	0.02	5,400	878,699	– 0	–	878,699

							$20,495,911

*	Termination Date.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2012
Barclays Capital Inc.	2,355	EUR	(0.75	)%*	2/10/12	$3,076,230
Barclays Capital Inc.†	1,063	USD	(3.00	)%*	–	1,060,641
Barclays Capital Inc.†	2,253	USD	(2.75	)%*	–	2,251,686
Barclays Capital Inc.†	1,267	USD	(2.50	)%*	–	1,263,117
Barclays Capital Inc.†	1,470	USD	(2.25	)%*	–	1,469,265
Barclays Capital Inc.†	1,146	USD	(2.00	)%*	–	1,144,217
Barclays Capital Inc.†	253	USD	(2.00	)%*	–	252,490
Barclays Capital Inc.†	3,666	USD	(1.63	)%*	–	3,664,842
Barclays Capital Inc.†	997	USD	(1.50	)%*	–	995,878
Barclays Capital Inc.†	3,554	USD	(1.00	)%*	–	3,553,381
Barclays Capital Inc.†	2,220	USD	(1.00	)%*	–	2,218,273
Barclays Capital Inc.†	1,805	USD	(1.00	)%*	–	1,804,160
Barclays Capital Inc.†	4,737	USD	(0.75	)%*	–	4,736,184
Barclays Capital Inc.†	1,864	USD	(0.75	)%*	–	1,863,556

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2012
Barclays Capital Inc.†	853	EUR	(0.75	)%*	–	$1,114,973
Barclays Capital Inc.†	1,054	USD	(0.75	)%*	–	1,053,890
Barclays Capital Inc.†	1,310	USD	(0.30	)%*	–	1,309,215
Barclays Capital Inc.†	2,839	USD	(0.25	)%*	–	2,838,401
Barclays Capital Inc.†	2,287	USD	(0.25	)%*	–	2,286,389
Barclays Capital Inc.†	4,913	USD	0.00%		–	4,913,081
ING Bank Amsterdam†	2,880	USD	(10.00	)%*	–	2,874,400
ING Bank Amsterdam†	1,491	USD	(6.00	)%*	–	1,474,850
ING Bank Amsterdam†	1,805	USD	(4.75	)%*	–	1,803,310
ING Bank Amsterdam†	2,642	USD	(3.25	)%*	–	2,638,732
ING Bank Amsterdam†	897	USD	(1.75	)%*	–	896,320
ING Bank Amsterdam†	2,445	USD	(1.50	)%*	–	2,443,324
ING Bank Amsterdam†	2,343	USD	(1.50	)%*	–	2,342,012
ING Bank Amsterdam†	1,792	USD	(1.50	)%*	–	1,788,288
ING Bank Amsterdam†	1,472	USD	(1.50	)%*	–	1,471,943
ING Bank Amsterdam†	1,176	USD	(1.50	)%*	–	1,175,265
ING Bank Amsterdam†	1,172	USD	(1.50	)%*	–	1,171,983
ING Bank Amsterdam†	399	USD	(1.50	)%*	–	398,997
ING Bank Amsterdam†	4,227	USD	(1.38	)%*	–	4,226,088
ING Bank Amsterdam†	1,133	USD	(1.25	)%*	–	1,132,303
ING Bank Amsterdam†	2,682	USD	(1.00	)%*	–	2,681,986
ING Bank Amsterdam†	2,272	USD	(1.00	)%*	–	2,269,733
ING Bank Amsterdam†	1,764	USD	(1.00	)%*	–	1,763,951
ING Bank Amsterdam†	422	USD	(1.00	)%*	–	421,941
ING Bank Amsterdam†	1,242	USD	(0.88	)%*	–	1,240,735
ING Bank Amsterdam†	498	USD	(0.88	)%*	–	497,161
ING Bank Amsterdam†	1,246	USD	(0.75	)%*	–	1,245,176
ING Bank Amsterdam†	793	USD	(0.75	)%*	–	792,667
ING Bank Amsterdam†	301	USD	(0.75	)%*	–	301,106
ING Bank Amsterdam†	1,433	USD	(0.63	)%*	–	1,432,625
ING Bank Amsterdam†	3,225	USD	(0.50	)%*	–	3,223,746
ING Bank Amsterdam†	3,015	USD	(0.50	)%*	–	3,013,283
ING Bank Amsterdam†	3,495	USD	(0.38	)%*	–	3,494,672
ING Bank Amsterdam†	2,510	USD	(0.38	)%*	–	2,509,535
ING Bank Amsterdam†	1,133	USD	(0.38	)%*	–	1,132,170
ING Bank Amsterdam†	977	USD	(0.38	)%*	–	976,449
ING Bank Amsterdam†	3,599	USD	(0.25	)%*	–	3,598,625
ING Bank Amsterdam†	2,704	USD	(0.25	)%*	–	2,703,831
ING Bank Amsterdam†	2,305	USD	(0.25	)%*	–	2,303,934
ING Bank Amsterdam†	573	USD	(0.25	)%*	–	572,749
ING Bank Amsterdam†	2,708	USD	(0.15	)%*	–	2,708,377
ING Bank Amsterdam†	18,913	USD	0.00%		–	18,913,125
ING Bank Amsterdam†	2,625	USD	0.00%		–	2,624,875
ING Bank Amsterdam†	1,608	USD	0.00%		–	1,608,021
ING Bank Amsterdam†	1,206	USD	0.88%		–	1,206,807
JPMorgan Chase Bank	1,242	USD	0.00%		2/01/12	1,242,000
JPMorgan Chase Bank†	930	USD	(1.00	)%*	–	928,803
JPMorgan Chase Bank†	601	USD	(0.25	)%*	–	600,529
JPMorgan Chase Bank†	2,145	USD	(0.10	)%*	–	2,144,887
JPMorgan Chase Bank†	3,921	USD	0.00%		–	3,920,750
JPMorgan Chase Bank†	2,648	USD	0.00%		–	2,647,500
JPMorgan Chase Bank†	1,892	USD	0.00%		–	1,892,100
Nomura International†	1,335	USD	(0.25	)%*	–	1,334,982

						$146,656,515

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2012
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of January 31, 2012, the Fund had the following unfunded loan commitment of $16,000,000, which may be drawn at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver LIBOR+2.75%, 10/27/15	$8,000,000	$	– 0	–	$(930,000)
United Rentals, Inc. (Secured) LIBOR+5.875%, 9/15/12	2,363,636		– 0	–	– 0	–
United Rentals, Inc. (Unsecured) LIBOR+7.375%, 9/15/12	5,636,364		– 0	–	– 0	–

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $142,349,573.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $986,624,867 or 27.9% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Illiquid security.
(g)	Fair valued.
(h)	Variable rate coupon, rate shown as of January 31, 2012.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2012.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of January 31, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Alion Science And Technology Corp., expiring 11/01/14	6/20/10	$6	$	– 0	–	0.00%
American Media, Inc.	3/04/09	230,000		– 0	–	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	536,667		402,500		0.01%

(k)	This position or a portion of this position represents an unsettled loan purchase. At January 31, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $8,932,516 and $132,874, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Position, or a portion thereof, has been segregated to collateralize credit default swap contracts. The aggregate market value of these securities amounted to $6,023,729.
(m)	Non-income producing security.
(n)	One contract relates to 100 shares.
(o)	Restricted and illiquid security.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $169,112,693 and gross unrealized depreciation of investments was $(116,921,511), resulting in net unrealized appreciation of $52,191,182.
(r)	An amount of $22,360,855 has been segregated to collateralize interest rate and credit default swap contracts outstanding at January 31, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein High Income Fund

Portfolio Summary

January 31, 2012 (unaudited)

Country Breakdown*

52.2%	United States
2.5%	Russia
2.5%	Brazil
1.8%	United Kingdom
1.5%	Argentina
1.2%	Luxembourg
1.1%	Netherlands
1.0%	Canada
0.9%	South Africa
0.9%	Turkey
0.9%	Colombia
0.8%	Kazakhstan
0.8%	Indonesia
12.7%	Other
19.2%	Short-Term

100.0%

*	All data are as of January 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Hungary, India, Ireland, Italy, Japan, Lithuania, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay and Venezuela.

AllianceBernstein High Income Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$5,645,121		$1,619,286,543		$14,445,515		$1,639,377,179
Corporates - Investment Grades	– 0	–	301,822,641		3,850,400		305,673,041
Emerging Markets - Sovereigns	– 0	–	140,186,648		8,122,812		148,309,460
Commercial Mortgage-Backed Securities	– 0	–	16,257,975		130,848,008		147,105,983
Emerging Markets - Corporate Bonds	– 0	–	100,321,247		3,828,212		104,149,459
Collateralized Mortgage Obligations	– 0	–	– 0	–	96,267,167		96,267,167
Emerging Markets - Treasuries	– 0	–	71,869,274		21,122,227		92,991,501
Bank Loans	– 0	–	– 0	–	87,236,682		87,236,682
Governments - Treasuries	– 0	–	81,540,531		– 0	–	81,540,531
Quasi-Sovereigns	– 0	–	74,093,734		5,746,352		79,840,086
Governments - Sovereign Bonds	– 0	–	53,641,451		17,391,978		71,033,429
Preferred Stocks	29,244,304		8,113,234		– 0	–	37,357,538
Asset-Backed Securities	– 0	–	– 0	–	22,357,873		22,357,873
Local Governments - Municipal Bonds	– 0	–	10,714,847		– 0	–	10,714,847
Supranationals	– 0	–	1,874,400		8,522,852		10,397,252
Local Governments - Regional Bonds	– 0	–	8,900,948		– 0	–	8,900,948
Governments - Sovereign Agencies	– 0	–	6,440,870		– 0	–	6,440,870
Options Purchased-Puts	– 0	–	3,252,095		6,401		3,258,496
Inflation-Linked Securities	– 0	–	2,617,127		– 0	–	2,617,127
Common Stocks	15,568		– 0	–	1,330,768		1,346,336
Warrants	– 0	–	– 0	–	– 0	–	– 0	–
Short-Term Investments	705,615,265		– 0	–	– 0	–	705,615,265

Total Investments in Securities	740,520,258		2,500,933,565		421,077,247		3,662,531,070
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	30,876,351		1,145,164		32,021,515
Interest Rate Swaps	– 0	–	8,582,067		– 0	–	8,582,067
Forward Currency Exchange Contracts	– 0	–	1,886,234		– 0	–	1,886,234
Liabilities
Credit Default Swaps	– 0	–	(7,522,684)		(4,002,920)		(11,525,604)
Interest Rate Swaps	– 0	–	(9,207,324)		– 0	–	(9,207,324)
Forward Currency Exchange Contracts	– 0	–	(10,916,075)		– 0	–	(10,916,075)
Options Written	– 0	–	– 0	–	(2,234,444)		(2,234,444)
Unfunded Loan Commitment	– 0	–	– 0	–	(930,000)		(930,000)

Total	$740,520,258		$2,514,632,134		$415,055,047		$3,670,207,439

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non Investment Grades		Corporates - Investment Grades		Emerging Markets - Sovereigns		Commercial Mortgage-Backed Securities
Balance as of 10/31/11	$6,230,841		$ – 0	–	$2,091,576		$93,080,657
Accrued discounts/(premiums)	137,766		17,063		(1,666)		511,826
Realized gain (loss)	– 0	–	– 0	–	– 0	–	93,076
Change in unrealized appreciation/depreciation	876,228		(25,463)		59,003		7,881,178
Purchases	2,079,587		1,100,000		– 0	–	29,159,656
Sales	– 0	–	– 0	–	– 0	–	(824,842)
Reclassification	– 0	–	– 0	–	(2,091,576)		946,457
Transfers into level 3	9,180,093		2,758,800		8,065,475		– 0	–
Transfers out of level 3	(4,059,000)		– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$14,445,515		$3,850,400		$8,122,812		$130,848,008

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$876,228		$(25,463)		$59,003		$8,008,086

	Emerging Markets - Corporate Bonds		Collateralized Mortgage Obligations		Emerging Markets - Treasuries		Bank Loans
Balance as of 10/31/11	$445,434		$104,878,738		$21,110,383		$75,587,653
Accrued discounts/(premiums)	(64,387)		439,935		13,065		251,951
Realized gain (loss)	– 0	–	(193,766)		– 0	–	(577,303)
Change in unrealized appreciation/depreciation	118,212		(383,465)		77,176		1,122,457
Purchases	– 0	–	– 0	–	– 0	–	13,522,000
Sales	– 0	–	(8,474,275)		– 0	–	(2,670,076)
Reclassification	– 0	–	– 0	–	9,560,633		– 0	–
Transfers into level 3	3,328,953		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	(9,639,030)		– 0	–

Balance as of 1/31/12	$3,828,212		$96,267,167		$21,122,227		$87,236,682

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$118,212		$(750,672)		$77,176		$817,347

	Quasi-Sovereigns		Governments - Sovereign Bonds		Asset-Backed Securities		Supranationals
Balance as of 10/31/11	$ – 0	–	$7,469,057		$23,646,158		$8,289,650
Accrued discounts/(premiums)	37,441		– 0	–	112,896		109,642
Realized gain (loss)	– 0	–	– 0	–	112,682		– 0	–
Change in unrealized appreciation/depreciation	(179,419)		911,370		(162,742)		123,560
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	(404,664)		– 0	–
Reclassification	– 0	–	(7,469,057)		(946,457)		– 0	–
Transfers into level 3	5,888,330		16,480,608		– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$5,746,352		$17,391,978		$22,357,873		$8,522,852

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$(179,419)		$911,370		$(115,417)		$123,560

	Options Purchased - Puts		Common Stocks		Warrants		Credit Default Swaps
Balance as of 10/31/11	$645,553		$1,310,272		$569,328		$ – 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)	(587,902)		(18,973)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(51,250)		39,469		(569,328)		3,621,580
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	(6,479,336)
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$6,401		$1,330,768		$ – 0	–	$(2,857,756)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$(637,781)		$18,292		$ – 0	–	$3,621,580

	Options Written		Unfunded Loan Commitment		Total
Balance as of 10/31/11	$(1,098,610)		$(1,544,167)		$342,712,523
Accrued discounts/(premiums)	– 0	–	– 0	–	1,565,532
Realized gain (loss)	2,584,370		– 0	–	1,412,184
Change in unrealized appreciation/depreciation	11,270,767		614,167		25,343,500
Purchases	– 0	–	– 0	–	45,861,243
Sales	(14,990,971)		– 0	–	(27,364,828)
Reclassification	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	39,222,923
Transfers out of level 3	– 0	–	– 0	–	(13,698,030)

Balance as of 1/31/12	$(2,234,444)		$(930,000)		$415,055,047

Net change in unrealized appreciation/depreciation from investments held as of 1/31/12	$12,756,527		$614,167		$26,292,796

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012